Organization and Principal Activities (Financial Information of the Company's VIEs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total assets	$ 743,315	$ 195,311
Total liabilities	192,796	119,651
Total net revenue	632,919	482,996	233,224
Net income/ (loss)	65,960	25,004	8,104
Net increase in cash and cash equivalents	54,005	81,438	20,847
VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	34,669	53,684
Total liabilities	28,017	50,470
Total net revenue	108,150	119,235	172,949
Net income/ (loss)	(3,857)	3,097	1,855
Net increase in cash and cash equivalents	(27,446)	19,447	6,872
Registered Capital	$ 1,326	$ 184